Income Taxes Recognized During Period (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Reconciliation of Provision of Income Taxes [Line Items]
Provision for income taxes before restructuring and other items	$ 5,021	$ 2,726
Tax impact of restructuring and other items	(1,255)
Provision for income taxes after restructuring and other items	$ 3,766	$ 2,726